UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity ®

U.S. Bond Index
Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,035.70	$ 1.62
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.21	$ 1.61

* Expenses are equal to the Fund's annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 71.1%	U.S. Government and U.S. Government Agency Obligations 65.1%
AAA 12.9%	AAA 7.7%
AA 4.5%	AA 3.2%
A 5.2%	A 6.5%
BBB 13.5%	BBB 16.6%
BB and Below 0.4%	BB and Below 0.9%
Not Rated 0.9%	Not Rated 0.5%
Short-Term Investments and Net Other Assets(dagger) (8.5)%	Short-Term Investments and Net Other Assets(dagger) (0.5)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.0	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.3	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 19.1%		Corporate Bonds 22.1%
	U.S. Government and U.S. Government Agency Obligations 71.1%		U.S. Government and U.S. Government Agency Obligations 65.1%
	Asset-Backed Securities 8.6%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 9.3%		CMOs and Other Mortgage Related Securities 6.6%
	Other Investments 0.4%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets(dagger) (8.5)%		Short-Term Investments and Net Other Assets(dagger) (0.5)%
* Foreign investments	7.5%	** Foreign investments	6.9%
* Futures and Swaps	5.2%	** Futures and Swaps	7.1%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.
For an unaudited list of the holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	$ 7,628	$ 7,141
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,775
Comcast Corp. 6.45% 3/15/37	2,843	2,975
Cox Communications, Inc. 6.45% 12/1/36 (c)	7,070	7,367
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,774
News America, Inc. 6.2% 12/15/34	6,115	6,145
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	12,633
		36,669
TOTAL CONSUMER DISCRETIONARY		43,810
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Amerada Hess Corp. 7.125% 3/15/33	1,435	1,609
Duke Capital LLC 6.75% 2/15/32	2,765	2,871
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	7,342
Nakilat, Inc. 6.067% 12/31/33 (c)	8,970	8,987
Nexen, Inc. 5.875% 3/10/35	3,710	3,603
Pemex Project Funding Master Trust:
5.75% 12/15/15	15,000	14,925
6.625% 6/15/35	8,555	8,854
Plains All American Pipeline LP 6.65% 1/15/37 (c)	8,020	8,426
Ras Laffan LNG III 6.332% 9/30/27 (c)	5,465	5,636
		62,253
FINANCIALS - 0.4%
Capital Markets - 0.1%
JPMorgan Chase Capital XX 6.55% 9/29/36	7,760	8,082
Commercial Banks - 0.2%
Bank of America NA 6% 10/15/36	13,000	13,535
Insurance - 0.1%
AMBAC Financial Group, Inc. 6.15% 2/15/37	7,800	7,756
Real Estate Management & Development - 0.0%
Realogy Corp. 6.5% 10/15/16 (c)	560	586
TOTAL FINANCIALS		29,959
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	$ 7,655	$ 7,330
7.45% 5/1/34 (c)	1,860	1,758
		9,088
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (c)	9,045	9,416
TOTAL INDUSTRIALS		18,504
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 5.875% 4/1/35	7,450	7,165
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,293
		14,458
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	10,250	11,235
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,500	8,984
British Telecommunications PLC 8.875% 12/15/30	9,025	12,688
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,685
6.45% 6/15/34	9,520	10,010
Sprint Capital Corp.:
6.875% 11/15/28	9,400	9,584
8.75% 3/15/32	7,360	8,981
Telecom Italia Capital SA:
6.375% 11/15/33	12,200	11,914
7.2% 7/18/36	6,535	7,030
Telefonica Emisiones SAU 7.045% 6/20/36	3,475	3,853
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	3,112
7.75% 12/1/30	14,735	17,612
		112,688
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	11,715	11,797
TOTAL TELECOMMUNICATION SERVICES		124,485
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.2%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	$ 4,242	$ 4,246
Tampa Electric Co. 6.55% 5/15/36	5,500	5,961
		10,207
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20	5,570	5,329
TOTAL UTILITIES		15,536
TOTAL NONCONVERTIBLE BONDS (Cost $298,377)		309,005
U.S. Government and Government Agency Obligations - 34.3%

U.S. Government Agency Obligations - 5.8%
Fannie Mae:
3.25% 2/15/09	146,470	142,149
5% 2/16/12	85,000	85,631
Federal Home Loan Bank:
5% 9/18/09	3,110	3,126
5.375% 8/19/11	14,195	14,511
Freddie Mac:
4% 6/12/13	20,038	19,048
4.25% 7/15/09	4,675	4,613
5.25% 7/18/11	93,407	94,980
5.75% 1/15/12	25,000	25,989
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,541
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,622
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		399,210
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	26,629	25,622
2% 1/15/14	200,621	198,332
2.375% 4/15/11	9,859	9,955
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		233,909
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 25.1%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	$ 148,708	$ 179,983
8% 11/15/21	79,717	106,846
U.S. Treasury Notes:
3.375% 10/15/09	215,570	209,221
4.25% 8/15/13 (b)	396,885	391,214
4.5% 9/30/11	15,730	15,716
4.75% 1/31/12 (b)(d)	337,066	340,496
4.75% 5/15/14 (b)	273,330	276,875
4.875% 5/15/09 (b)	196,290	197,356
TOTAL U.S. TREASURY OBLIGATIONS		1,717,707
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,339,324)		2,350,826
U.S. Government Agency - Mortgage Securities - 11.6%

Fannie Mae - 11.3%
4.5% 3/1/22 (d)	664	643
4.5% 3/1/22 (d)	4,528	4,386
5% 3/1/22 (d)	90,000	88,759
5% 3/1/22 (d)	21,813	21,513
5% 3/1/37 (d)	30,000	29,086
5% 3/1/37 (d)	141,841	137,519
5% 3/1/37 (d)	83,356	80,816
5.5% 3/1/37 (d)	100,000	99,139
5.5% 3/1/37 (d)	124,849	123,774
6% 3/1/22 (d)	2,010	2,041
6% 3/1/22 (d)	402	408
6% 3/1/37 (d)	44,003	44,366
6% 3/1/37 (d)	80,000	80,659
6% 3/1/37 (d)	60,000	60,494
11.5% 8/1/14	4	4
TOTAL FANNIE MAE		773,607
Freddie Mac - 0.0%
11.75% 9/1/13	14	15
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.3%
6.5% 3/1/37 (d)	$ 11,089	$ 11,377
6.5% 3/1/37 (d)	9,407	9,651
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		21,028
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $793,147)		794,650
Asset-Backed Securities - 0.5%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (e)	756	756
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 5.79% 1/6/10 (e)	1,402	1,403
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (e)	370	371
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	1,000
Class C, 5.77% 5/20/10 (c)	955	964
Class D, 6.15% 4/20/11 (c)	1,620	1,644
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 5.72% 7/25/35 (e)	2,810	2,816
Class MV2, 5.76% 7/25/35 (e)	3,375	3,388
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (e)	3,950	3,952
Series 2005-A:
Class M2, 5.78% 1/25/35 (e)	2,125	2,134
Class M3, 5.81% 1/25/35 (e)	1,150	1,156
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	1,328	1,329
Class M2, 5.81% 1/20/35 (e)	997	1,000
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,167
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (e)	3,285	3,286
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(e)	6,165	6,165
TOTAL ASSET-BACKED SECURITIES (Cost $35,503)		35,531
Collateralized Mortgage Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.4%
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (e)	$ 3,534	$ 3,541
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	1,664	1,666
Series 2005-2 Class 6A2, 5.6% 6/25/35 (e)	675	676
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	275	275
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.96% 12/20/54 (c)(e)	4,900	4,900
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.63% 4/25/35 (e)	1,434	1,435
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5988% 7/25/30 (e)	2,451	2,454
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	2,611	2,616
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.6406% 3/20/35 (e)	2,923	2,931
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (e)	8,509	8,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,976)		28,995
Commercial Mortgage Securities - 0.5%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(e)	2,840	2,841
Class B, 6.28% 7/14/11 (c)(e)	1,416	1,416
Class C, 6.43% 7/14/11 (c)(e)	2,837	2,837
Class D, 7.061% 7/14/11 (c)(e)	1,649	1,650
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(e)	4,511	4,523
Class A2, 5.74% 1/25/35 (c)(e)	649	651
Class M1, 5.82% 1/25/35 (c)(e)	752	755
Class M2, 6.32% 1/25/35 (c)(e)	478	483
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(e)	496	497
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,431
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 0.8775% 1/15/37 (c)(e)(g)	$ 65,549	$ 1,638
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,959	5,084
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,962)		31,806
Fixed-Income Funds - 54.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	1,475,068	147,094
Fidelity 2-5 Year Duration Securitized Bond Central Fund (f)	4,059,967	407,255
Fidelity Corporate Bond 1-10 Year Central Fund (f)	9,694,177	981,342
Fidelity Mortgage Backed Securities Central Fund (f)	13,644,643	1,364,464
Fidelity Ultra-Short Central Fund (f)	8,735,964	867,743
TOTAL FIXED-INCOME FUNDS (Cost $3,773,606)		3,767,898
Cash Equivalents - 22.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 444,393	444,327
(Collateralized by U.S. Government Obligations) # (a)	1,104,638	1,104,474
TOTAL CASH EQUIVALENTS (Cost $1,548,801)		1,548,801
TOTAL INVESTMENT PORTFOLIO - 129.3% (Cost $8,849,696)		8,867,512
NET OTHER ASSETS - (29.3)%		(2,007,245)
NET ASSETS - 100%		$ 6,860,267
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers Specialty Finance, Inc.	Nov. 2011	$ 100,000	$ 1,175
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	30,000	369
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	40,000	492
TOTAL TOTAL RETURN SWAPS		70,000	861
		$ 170,000	$ 2,036
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,812,000 or 1.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$444,327,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 18,454
BNP Paribas Securities Corp.	18,146
Banc of America Securities LLC	41,109
Bank of America, NA	61,513
Barclays Capital, Inc.	108,263
Bear Stearns & Co., Inc.	12,303
Citigroup Global Markets, Inc.	12,303
Countrywide Securities Corp.	61,513
Goldman, Sachs & Co.	6,151
Societe Generale, New York Branch	18,454
UBS Securities LLC	86,118
$ 444,327
$1,104,474,000 due 3/01/07 at 5.34%
Banc of America Securities LLC	$ 1,104,474
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,248
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,125
Fidelity Corporate Bond 1-10 Year Central Fund	16,754
Fidelity Mortgage Backed Securities Central Fund	18,579
Fidelity Ultra-Short Central Fund	23,054
Total	$ 67,760

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	147,483*	$ -	$ 147,094	6.1%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	405,749*	-	407,255	12.2%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,029,078*	59,964	981,342	14.2%
Fidelity Mortgage Backed Securities Central Fund	-	1,364,464*	-	1,364,464	17.8%
Fidelity Ultra-Short Central Fund	669,228	200,000	-	867,743	6.4%
Total	$ 669,228	3,146,774	$ 59,964	$ 3,767,898
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $55,222,000 of which $11,013,000 and $44,209,000 will expire on August 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,082,818 and repurchase agreements of $1,548,801) - See accompanying schedule: Unaffiliated issuers (cost $5,076,090)	$ 5,099,614
Fidelity Central Funds (cost $3,773,606)	3,767,898
Total Investments (cost $8,849,696)		$ 8,867,512
Receivable for investments sold		7,632
Receivable for fund shares sold		37,291
Interest receivable		25,402
Distributions receivable from Fidelity Central Funds		16,006
Swap agreements, at value		2,036
Prepaid expenses		24
Receivable from investment adviser for expense reductions		1,149
Other receivables		28
Total assets		8,957,080

Liabilities
Payable to custodian bank	$ 29
Payable for investments purchased on a delayed delivery basis	980,906
Payable for fund shares redeemed	7,805
Distributions payable	576
Accrued management fee	1,785
Other affiliated payables	930
Other payables and accrued expenses	308
Collateral on securities loaned, at value	1,104,474
Total liabilities		2,096,813

Net Assets		$ 6,860,267
Net Assets consist of:
Paid in capital		$ 6,872,299
Undistributed net investment income		12,671
Accumulated undistributed net realized gain (loss) on investments		(44,555)
Net unrealized appreciation (depreciation) on investments		19,852
Net Assets, for 626,670 shares outstanding		$ 6,860,267
Net Asset Value, offering price and redemption price per share ($6,860,267 ÷ 626,670 shares)		$ 10.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 93,322
Income from Fidelity Central Funds		67,760
Total income		161,082

Expenses
Management fee	$ 10,281
Transfer agent fees	5,005
Accounting and security lending fees	465
Custodian fees and expenses	108
Independent trustees' compensation	11
Registration fees	142
Audit	44
Legal	15
Miscellaneous	22
Total expenses before reductions	16,093
Expense reductions	(6,198)	9,895
Net investment income		151,187
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,208
Fidelity Central Funds	267
Swap agreements	(1,559)
Capital gain distributions from Fidelity Central Funds	122
Total net realized gain (loss)		2,038
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	60,061
Fidelity Central Funds	12,038
Swap agreements	2,101
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		74,209
Net gain (loss)		76,247
Net increase (decrease) in net assets resulting from operations		$ 227,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Six months ended August 31, 2006*	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 151,187	$ 144,876	$ 246,469
Net realized gain (loss)	2,038	(38,846)	(15,022)
Change in net unrealized appreciation (depreciation)	74,209	8,044	(85,826)
Net increase (decrease) in net assets resulting from operations	227,434	114,074	145,621
Distributions to shareholders from net investment income	(149,065)	(135,906)	(240,146)
Distributions to shareholders from net realized gain	-	-	(19,742)
Total distributions	(149,065)	(135,906)	(259,888)
Share transactions Proceeds from sales of shares	1,340,262	1,020,976	2,008,226
Reinvestment of distributions	145,376	132,510	253,840
Cost of shares redeemed	(832,465)	(787,045)	(1,745,413)
Net increase (decrease) in net assets resulting from share transactions	653,173	366,441	516,653
Total increase (decrease) in net assets	731,542	344,609	402,386

Net Assets
Beginning of period	6,128,725	5,784,116	5,381,730
End of period (including undistributed net investment income of $12,671, $10,549, and $4,938, respectively)	$ 6,860,267	$ 6,128,725	$ 5,784,116
Other Information Shares
Sold	123,259	95,551	182,793
Issued in reinvestment of distributions	13,345	12,400	23,150
Redeemed	(76,545)	(73,685)	(159,376)
Net increase (decrease)	60,059	34,266	46,567
* The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 K	2005 K	2004 J	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36	$ 10.90	$ 10.72
Income from Investment Operations
Net investment income D	.256	.266	.473	.415	.413	.505	.597
Net realized and unrealized gain (loss)	.126	(.067)	(.183)	(.145)	.153	.569	.184
Total from investment operations	.382	.199	.290	.270	.566	1.074	.781
Distributions from net investment income	(.252)	(.249)	(.460)	(.420)	(.416)	(.494)	(.601)
Distributions from net realized gain	-	-	(.040)	(.100)	(.180)	(.120)	-
Total distributions	(.252)	(.249)	(.500)	(.520)	(.596)	(.614)	(.601)
Net asset value, end of period	$ 10.95	$ 10.82	$ 10.87	$ 11.08	$ 11.33	$ 11.36	$ 10.90
Total Return B, C	3.57%	1.89%	2.67%	2.46%	5.14%	10.15%	7.48%
Ratios to Average Net Assets E, H
Expenses before reductions	.51% A	.50% A	.51%	.53%	.49%	.49%	.51%
Expenses net of fee waivers, if any	.32% A	.32% A	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31% A	.31% A	.31%	.32%	.32%	.32%	.31%
Net investment income	4.75% A	4.94% A	4.31%	3.73%	3.65%	4.56%	5.54%
Supplemental Data
Net assets, end of period (in millions)	$ 6,860	$ 6,129	$ 5,784	$ 5,382	$ 4,878	$ 4,845	$ 3,082
Portfolio turnover rate F	150% A, I	82% A	108%	160%	217%	204%	178%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the year ended February 29. K For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 54,736
Unrealized depreciation	(32,512)
Net unrealized appreciation (depreciation)	$ 22,224
Cost for federal income tax purposes	$ 8,845,288

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $593,350 and $406,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed- Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 132,510	$ (1,800)	1,325
2-5 Year Duration Securitized Bond Central Fund	314,539	(1,570)	3,145
Corporate Bond 1-10 Year Central Fund	1,029,078	(635)	10,291
Mortgage Backed Securities Central Fund	1,364,464	(12,929)	13,645
Total	$ 2,840,591	$ (16,934)	28,406

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $638.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $5,899.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $10 and $289, respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-USAN-0407
1.790948.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust: Fidelity U.S. Bond Index Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust: Fidelity U.S. Bond Index Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007